Net cash and cash equivalents - Carrying amounts of net cash and cash equivalents by denomination (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	R 290,538	R 356,333	R 860,762	R 927,415
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	290,538	356,333	860,762
Currency risk | Great Britain Pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	37,209	48,540	45,017
Currency risk | Brazilian Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	3,787	2,987	3,625
Currency risk | South African Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	171,223	100,721	87,675
Currency risk | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	22,912	19,574	25,451
Currency risk | United States Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	48,354	178,768	698,166
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	4,300	4,649	(55)
Currency risk | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents, net of overdrafts	R 2,753	R 1,094	R 883